Annual Total Returns- JPMorgan Tax Free Money Market Fund (Institutional Shares) [BarChart] - Institutional Shares - JPMorgan Tax Free Money Market Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.04%	0.03%	0.02%	0.02%	0.03%	0.25%	0.65%	1.23%	1.29%	0.43%